Summary of Significant Accounting Policies -Subnote (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2020
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 9,858,153	$ 35,783,956	$ 18,464,161	$ 18,607,952
Real Estate Investment [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 3,800,000